Schedule of Key Input Measurement For Fair Value (Details)			6 Months Ended		12 Months Ended
	Dec. 05, 2025 Integer	Jun. 23, 2025 Integer	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 Integer
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Remaining term	36 months		36 months
Fair Value, Inputs, Level 3 [Member] | Measurement Input Strike Price [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input	13.00		13.00	13.00	13.00	13.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input Strike Price [Member] | Deriviative Liability Preferred Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input		11.94
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input	4.36		1.54	3.53	3.53	3.53
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | Deriviative Liability Preferred Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input		10.79
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input	0.450		43.0	45.0	45.0	0.450
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Deriviative Liability Preferred Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input		0.476
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Remaining term	3 years		11 months 1 day	3 years	3 years
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Deriviative Liability Preferred Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Remaining term		6 months
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input	0.0353		3.89	3.49	3.49	0.0349
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Deriviative Liability Preferred Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt instrument measurement input	0.0429